Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of presentation	(a) Basis of presentation The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).
Liquidity

(b) Liquidity

The Group's consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations. As of December 31, 2018, the Group had cash and cash equivalents of $1,931 and has generated a net loss from continuing operations of $69,058 and cash outflows for continuing operations of $11,078 for the year then ended.  In addition, as disclosed in Note 10, the Group has certain bank and other borrowings in default or past due.

Management believes that the Group's cash and cash equivalents at December 31, 2018 with additional funding secured during 2019 from the equity investment by Chongqing City Youtong Equity Investment Fund, LLP  will be sufficient to meet its anticipated needs for working capital and capital expenditures for the next twelve months from the date of issuance of the consolidated financial statements based on the Company's cash flow forecast. In preparing the forecasted cash flow analysis, management took into account subsequent events as disclosed in Note 1-(c) and Note 23 including non-refundable cash consideration of $6,070 received to date for the disposal of Yuantel, net cash consideration of $9,464 received for the sale of the Company's ordinary shares to Chongqing City Youtong Equity Investment Fund ("Chongqing Youtong"), new debt financing of $9,500 from Partners For Growth V, L.P. ("PFG5"), waivers received from lenders for the breach of financial covenants by the Company on certain outstanding borrowings together with the renegotiation of new financial covenants.

Principles of consolidation

(c) Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and Consolidated VIEs, for which, the Company is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries and the Consolidated VIEs are eliminated upon consolidation. Results of its subsidiaries and its Consolidated VIEs are consolidated from the date on which control is transferred to the Company.

Discontinued operations

(d) Discontinued operations

A component of a reporting entity or a group of components of a reporting entity that are disposed or meet the criteria to be classified as held for sale, such as the management, having the authority to approve the action, commits to a plan to sell the disposal group, should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) have a major impact on an entity’s financial results and operations. In the consolidated statement of operations, result from discontinued operations is reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. Cash flows for discontinued operations are presented separately in Note 1 (c).

Assets and liabilities of the discontinued operations are classified as held for sale when the carrying amounts will be recovered principally through a sale transaction.

Use of estimates

(e) Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. Areas where management uses subjective judgment include, but are not limited to, estimating the useful lives of long-lived assets and intangible assets and the subsequent impairment assessment of long-lived assets, intangible assets and goodwill, determining the provisions for accounts receivable, prepaid expenses and other current assets and inventories, determining the valuation allowance for deferred tax assets and accounting for deferred income taxes, uncertain tax benefits, determining the valuation for share-based compensation arrangements, warrants for Series D convertible redeemable preferred shares and beneficiary conversion feature on the Series E Preferred Shares. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency

(f) Foreign currency

The functional currency of the Group and its non-PRC subsidiaries, excluding Borqs India, is the United States dollar ("$"). The functional currency of Borqs India is Rupee ("INR"), whereas the functional currency of the Group's PRC subsidiaries and its Consolidated VIEs is the Chinese Renminbi ("RMB") as determined based on the criteria of ASC Topic 830, Foreign Currency Matters, ("ASC 830"). The Group uses the $ as its reporting currency. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses are included in foreign exchange gains and losses in the consolidated statements of operations.

Assets and liabilities of the Group's PRC subsidiaries are translated into $ at fiscal year-end exchange rates. Equity amounts are translated at historical exchange rates. Income and expense items are translated at average exchange rates prevailing during the fiscal year. Translation adjustments arising from translation of foreign currency financial statements are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income (loss) in the consolidated statements of comprehensive income (loss).

Cash and cash equivalents

(g) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand bank deposits which are unrestricted as to withdrawal and use have original maturities less than three months. All highly liquid investments with a stated maturity of 90 days or less from the date of purchase are classified as cash equivalents.

Restricted cash

(h) Restricted cash

Restricted cash mainly represents short-term deposits with China United Network Communications Group Co., Ltd. (“China Unicom”) as guarantee for minimum purchase requirements, and therefore are not available for the Group’s use until the end of contract period with China Unicom.

The Company adopted Accounting Standards Update (“ASU”) No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, (“ASU 2016-18”), effective January 1, 2018 using the retrospective transition method and included all restricted cash with cash and cash equivalent when reconciling beginning-of-period and end-of-period total amounts presented in the consolidated statements of cash flows.

Accounts receivable

(i) Accounts receivable

Accounts receivable are carried at net realizable value. An allowance of doubtful accounts is recorded in the period when the collection of full amount is no longer probable. The Group reviews the accounts receivable on a periodic basis and makes specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Group considers many factors, including the age of the balance, the customer's payment history, its current credit-worthiness and current economic trends. As of December 31, 2018, the Group evaluated and created provision for doubtful debt for the accounts that were unlikely to be collected. In order to comply with prudent principle, such provision created for the 2018 financial year amounted to $20,523.

Inventories

(j) Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the first-in, first-out method. Adjustments to reduce the cost of inventories to its net market value are made, if required, for decreases in sales prices, obsolescence or similar reductions in the estimated net realizable value. Inventories provision of $918 and $1,782 were recorded as of December 31, 2017 and 2018, respectively.

Property and equipment

(k) Property and equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life

Computer and network equipment	3-5 years
Office equipment	5 years
Motor vehicles	5 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Repair and maintenance costs are charged to expense as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirements, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations.

Intangible assets

(l) Intangible assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets with finite useful lives are amortized using the straight-line method. These amortization methods reflect the estimated pattern in which the economic benefits of the respective intangible assets are to be consumed.

Development costs of software to be sold, leased, or otherwise marketed are subject to capitalization beginning when technological feasibility is reached, in accordance with ASC 350-20, Costs of Software to be Sold, Leased, or Marketed, ("ASC 350-20").

Intangible assets have weighted average useful lives from the date of purchase as follows:

Purchased software	4.5 years
MVNO license	10 years
Capitalized software development costs	3 years
Internal-use software	5 years

Goodwill

(m) Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. The Group's goodwill as of December 31, 2017 and 2018 was related to its acquisition of Yuantel. In accordance with ASC Topic 350, Goodwill and Other Intangible Assets, ("ASC 350"), recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.

The performance of the impairment test in accordance to ASC 350 involves a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the reporting unit's carrying value exceeds its fair value, goodwill may be impaired. If this occurs, the Group performs the second step of the goodwill impairment test to determine the amount of impairment loss.

The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit's goodwill. If the implied goodwill fair value is less than its carrying value, the difference is recognized an impairment loss.

In accordance with ASC 350, the Group assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Group has determined that it has two operating segments as its reporting units, namely Yuantel and Connected Solution. Goodwill is recorded at the Yuantel reporting unit. The Group evaluated all relevant factors including, but not limited to, macroeconomic conditions, industry and market conditions, financial performance, and the share price of the Company. The Group weighed all factors in their entirety and concluded that it was not more-likely-than-not the fair value was less than the carrying amount of the reporting unit, and further impairment testing on goodwill was unnecessary.

No impairment loss of goodwill in Yuantel reporting unit were recognized during the years ended December 31, 2016, 2017 and 2018, respectively.

Long-term investments

(n) Long-term investments

The Group’s long-term investments consist of cost method investment.

In accordance with ASC Subtopic 325-20, Investments-Other: Cost Method Investments, (“ASC 325-20”), for investments in investees over which the Group does not have significant influence, the Group carries the investments at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. The Group’s management regularly evaluates the impairment of its cost method investments based on the performance and financial position of the investees as well as other evidence of estimated market values. Such evaluation includes, but is not limited to, reviewing the investees’ cash position, recent financing, projected and historical financial performance, cash flow forecasts and current and future financing needs. An impairment loss is recognized in the consolidated statements of comprehensive income equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Impairment of long-lived assets

(o) Impairment of long-lived assets

The Group evaluates its long-lived assets or asset group, including intangible assets with indefinite and finite lives, for impairment. Intangible assets with indefinite lives that are not subject to amortization are tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the assets might be impaired in accordance with ASC 350. Such impairment test compares the fair values of assets with their carrying values with an impairment loss recognized when the carrying values exceed fair values.

For long-lived assets and intangible assets with finite lives that are subject to depreciation and amortization are tested for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a Group of long-lived assets may not be recoverable. When these events occur, the Group evaluates impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value.

The impairment loss of long-lived assets was $1, nil and $13,000 for the years ended December 31, 2016, 2017 and 2018, respectively, based on the impairment test performed.

Fair value of financial instruments

(p) Fair value of financial instruments

The Group’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable and payable, accounts receivable from related parties, receivable from MVNO franchisees, short-term bank and other borrowings and long-term bank borrowings. Other than the long-term bank borrowings, the carrying values of these financial instruments approximate their fair values due to their short-term maturities. The carrying amounts of long-term bank borrowings approximated their fair values since they bear interest rates which approximate market interest rates.

The Group applies ASC Topic 820, Fair Value Measurements and Disclosures, (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

During the years ended December 31, 2017 and 2018, there were no financial instrument measured at fair value.

Revenue recognition

(q) Revenue recognition

The Group is mainly engaged in the business of providing 1) Android+ platform solutions and services, 2) hardware product sales, and 3) MVNO services. The Group recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed and determinable, and collectability is reasonably assured.

1. Android+ platform solutions and services

Android+ platform solutions

The Group provides customized Android+ software platform solutions that are developed to maximize the commercial grade quality or performance of open source Android+ software for integration with particular chipsets. The Group also provides customized Android+ service platform solutions that are end to end software developed for mobile operators to allow data synchronization between their platform and mobile devices. The Group charges its customers, mainly including mobile device manufacturers and mobile operators, fixed fees for project-based software contracts, as well as per chip or per mobile device royalty fees.

The project-based software contracts are generally considered multiple element arrangements as they consist of perpetual software licenses, software development services such as customization, modification, implementation and integration, and post-contract customer support ("PCS") where customers have the right to receive bug fixes, telephone support and unspecified upgrades on a when-and-if available basis. Pursuant to ASC Subtopic 985-605, Revenue Recognition: Software, ("ASC 985-605"), given the project-based software contracts require significant customization that are generally completed within one year from the contract dates, the Group accounts for the entire software contracts in conformity with the relevant guidance in ASC Subtopic 605-35, Revenue Recognition: Contract Accounting, ("ASC 605-35"), applying the completed contract method.

As the Group was unable to establish vendor specific objective evidence of the fair value of PCS and PCS is the only undelivered element upon completion of software projects, the entire software project fixed fees are recognized ratably over the PCS service period. PCS service periods are generally 12 months, with ranges from six months to three years, and commences upon completion of customer acceptance of the completed software projects. Costs incurred to complete the software projects are deferred to match revenue recognition.

Service contracts

The Group provides research and development services to certain customers for their mobile-computing related development projects where fees are charged on a time and material basis and the Group is not responsible for the outcome of such development projects. The revenue is recognized proportionately as the services are delivered and is included as software revenues on the consolidated statement of operations.

2. Hardware product sales

The Group provides total solutions on original design manufacturer ("ODM") basis to customers of mobile devices. Revenue is recognized when sale of each final hardware product to the customers are delivered. Warranty is provided to all customers, which is not considered an additional service; rather, an integral part of the product sales. ASC Topic 450, Contingencies, specifically addresses the accounting for standard warranties. The Group believes that accounting for its standard warranty pursuant to ASC 450 does not impact revenue recognition because the cost of honoring the warranty can be reliably estimated. The Group has determined the likelihood of claims arising from warranties to be remote based on strong quality control procedures in the production process and historical experience with regard to claims being made by customers. The basis for the warranty accrual will be reviewed periodically based on actual experience. The Group does not sell extended warranty coverage.

3. MVNO

On July 11, 2014, the Group, through the VIE, acquired and obtained control of Yuantel, which mainly operates the MVNO business. The license to operate such MVNO business is issued by the Chinese Ministry of Industry and Information Technology and the core mobile network is provided by the PRC government owned China Unicom. Yuantel receives wholesale rates for mobile voice and data services from China Unicom and repackages the voice and data services into competitive bundles for Chinese consumers.

In accordance with ASC Subtopic 605-45, Revenue Recognition; Principal agent consideration, ("ASC 605-45"), the Group is the principal in providing the bundled voice and data services to Chinese consumers, thus revenue is recognized on a gross basis. As sales of bundled services are mostly pre-paid by the consumers, cash received in advance of voice and data consumption are recognized as deferred revenue. Revenue is recognized when the services are actually used. Pre-paid bundled services do not expire.

Sales of the bundles are mostly made through agents and franchisees. Bundled services sold to agents are discounted and not refundable to the Group. The Group accounts for such discounts as reductions of revenue in accordance with ASC Subtopic 605-50, Customer Payments and Incentives, ("ASC 605-50").

The Group enters into profit sharing arrangements with franchisees under which bundled services may be returned to the Group if not sold to the consumers. The franchisees receive certain percentages of profits made by the Group on the sales of the bundled services as they are used by the consumers. The Group accounts for profit sharing with franchisees as selling expenses in the consolidated statements of operations. Pursuant to the Group's policy, the amount of discounts that may be provided by the franchisees to consumers is capped at 5%, based on which, the Group recognized the maximum amount of discounts that may be provided by the franchisees as reductions of revenue in accordance with ASC 605-50.

Cost of revenues

(r) Cost of revenues

Cost of revenues consists primarily of telecommunication costs, depreciation of long-lived assets, amortization of acquired intangible asset, payroll and other related costs of operations. Deferred cost of revenues was $3,149 and $6,931 for the years ended December 31, 2017 and 2018, respectively. Among the deferred cost recorded in 2018, $4,857 was in relation to projects for software deliverables, and the rest was from projects for hardware sales.

Advertising expenditures

(s) Advertising expenditures

Advertising expenditures are expensed as incurred and are included in sales and marketing expenses, which amounted to $17, $20 and $29 for the years ended December 31, 2016, 2017 and 2018, respectively.

Research and development expenses

(t) Research and development expenses

Research and development expenses include payroll, employee benefits, and other headcount-related expenses associated with research and platform development. Research and development expenses also include rent, depreciation and other related expenses. Research and development expenses are expensed as incurred.

Government grants

(u) Government grants

Government grants are provided by the relevant PRC municipal government authorities to subsidize the cost of certain technology development projects. The amount of such government grants are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive these government grants in the future. Government grants are recognized when it is probable that the Group will comply with the conditions attached to them, and the grants are received. When the grant relates to an expense item, it is recognized in the consolidated statement of operations over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate, as a reduction of the related operating expense. When the grant relates to an asset, it is recognized as deferred government grants and released to the consolidated statement of operations in equal amounts over the expected useful life of the related asset, when operational, as a reduction of the related depreciation expense.

Leases

(v) Leases

Leases are classified at the inception date as either a capital lease or an operating lease. The Group did not enter into any leases whereby it is the lessor for any of the periods presented. As the lessee, a lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The Group did not enter into any capital leases for the years ended December 31, 2016, 2017 and 2018.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective lease terms. The Group leases office space under operating lease agreements. Certain lease agreements contain rent holidays and escalating rent. Rent holidays and escalating rent are considered in determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on a straight-line basis over the term of the lease.

Income taxes

(w) Income taxes

The Group accounts for income taxes using the liability method. Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group applies ASC Topic 740, Accounting for Income Taxes, (“ASC 740”), to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has elected to classify interest related to unrecognized tax benefits, if and when required, as part of “income tax expense” in the consolidated statements of operations and to classify all deferred income tax assets and liabilities as non-current on the consolidated balance sheets.

Share-based compensation

(x) Share-based compensation

The Group accounts for share-based compensation in accordance with ASC Topic 718, Compensation-Stock Compensation: Overall, (“ASC 718”).

In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees classified as equity awards are measured based on their grant date fair values and recognized as compensation expense over the requisite service period and/or performance period in the consolidated statements of operations.

The Group recognizes compensation expense using the accelerated method for share-based awards granted with service and performance conditions. According to ASC 718, the amount of compensation cost recognized (or attributed) when achievement of a performance condition is probable depends on the relative satisfaction of the performance condition based on performance to date. According to ASC 718, probable means the future event or events are likely to occur and the Group interprets “probable” to be generally in excess of a 70% likelihood of occurrence. The Group elected to account for forfeitures as they occur.

Comprehensive income (loss)

(y) Comprehensive income (loss)

Comprehensive income (loss) is defined as the increase (decrease) in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Accumulated other comprehensive loss of the Group includes foreign currency translation adjustments related to the Group and its PRC subsidiaries, whose functional currency is RMB.

Segment reporting

(z) Segment reporting

In accordance with ASC Topic 280, Segment Reporting, (“ASC 280”), the Group historically had two operating segments, namely Yuantel and Connected Solution as the Group’s chief executive officer, who has been identified as the Group’s chief operating decision maker (“CODM”) reviews the operating results of the two difference service lines in order to allocate resources and assess performance for the Group.

As discussed in Note 1(c), in November 2018, assets and liabilities related to Yuantel were reclassified as held for sale and revenues and expenses related to Yuantel segment were reclassified in the accompanying consolidated financial statements as discontinued operations for all periods presented. The continuing operations, Connected Solution remains as the single operating segment and the reportable segment.

Employee benefits

(aa) Employee benefits

The full-time employees of the Group’s PRC subsidiaries are entitled to staff welfare benefits including medical care, housing fund, pension benefits and unemployment insurance, which are governmental mandated defined contribution plans. These entities are required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued.

(Loss) earnings per share

(bb) (Loss) earnings per share

(Loss) earnings per share is computed by dividing net (loss) income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. The Group’s Convertible Redeemable Preferred Shares (Note 19) were participating securities. As the participating securities do not share the losses of the Group, the computation of basic earnings per share using two-class method is not applicable when the Group is at a net loss position. Diluted (loss) earnings per share is calculated by dividing net (loss) income attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the exercise of share options using the treasury stock method and shares issuable upon the conversion of the Group’s warrant using the if-converted method. Ordinary equivalent shares are not included in the denominator of the diluted (loss) earnings per share calculation when inclusion of such shares would be anti-dilutive.

Recent accounting pronouncements

(cc) Recent accounting pronouncements

The Group is an emerging growth company (‘‘EGC’’) as defined by the Jumpstart Our Business Startups Act (‘‘JOBS Act’’). The JOBS Act provides that an EGC can take advantage of extended transition periods for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Group elected to take advantage of the extended transition periods. However, this election will not apply should the Group cease to be classified as an EGC.

In May 2014, the Financial Accounting Standards Board (‘‘FASB’’) issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), (‘‘ASU 2014-09’’). ASU 2014-09 supersedes the revenue recognition requirements in ASC 605 and requires entities to recognize revenues when it transfers promised goods or services to customers in amounts that reflect the consideration to which the entity expects to be entitled to in exchange for those goods or services. In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers-Deferral of the effective date, (“ASU 2015-14”), which defers the effective date of ASU 2014-09 by one year. ASU 2014-09 is effective for the Group for annual reporting periods beginning January 1, 2019 and interim periods within annual periods beginning January 1, 2020. In March 2016, the FASB issued ASU No. 2016-08, Revenue from Contracts with Customers—Principal versus Agent Considerations, (“ASU 2016-08”), which clarifies the implementation guidance on principal versus agent considerations. In April 2016, the FASB issued ASU No. 2016-10, Revenue from Contracts with Customers—Identifying Performance Obligations and Licensing, (“ASU 2016-10”), which clarifies guidance related to identifying performance obligations and licensing implementation guidance contained in ASU 2014-09. In May 2016, the FASB issued ASU No. 2016-12, Revenue from Contracts with Customers— Narrow-Scope Improvements and Practical Expedients, (“ASU 2016-12”), which addresses narrow-scope improvements to the guidance on collectability, non-cash consideration and completed contracts at transition and provides practical expedients for contract modifications at transition and an accounting policy election related to the presentation of sales taxes and other similar taxes collected from customers. The effective dates for these amendments are the same as the effective date of ASU 2014-09. Early adoption is permitted, and the standard permits the use of either the retrospective or cumulative effect transition method. The Group will adopt the new standard effective January 1, 2019, using the modified retrospective method. The Group has substantially completed the assessment over the impact of adopting this new guidance and expects the adoption will have a material impact on its consolidated financial statements due to the accounting changes made to recognize Android+ platform solutions software revenues at the time of customers’ final acceptance of the developed software rather than ratably over the life of PCS. The Group expects to record additional revenues to reduce accumulated deficit on January 1, 2019 to reflect the cumulative effect upon the adoption of the new standard.

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments, (“ASU 2016-01”). ASU 2016-01 requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. An entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. ASU 2016-01 also simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment. When a qualitative assessment indicates that impairment exists, an entity is required to measure the investment at fair value. For EGCs, the amendments are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Group is currently evaluating the impact of adopting this new standard on its consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), (“ASU 2016-02”), which requires a lessee to recognize a lease liability and a right-of-use asset for all leases with lease terms of more than 12 months. This guidance is effective for annual reporting periods beginning after December 15, 2018, including interim periods within those years, and early adoption is permitted. In January 2018, the FASB issued ASU No. 2018-01, Leases: Land Easement Practical Expedient, (“ASU 2018-01”), which provides an optional transition practical expedient for land easements. The effective date of the transition requirements for the amendment is the same as the effective date and transition requirements in ASU 2016-02. Subsequently, the FASB issued ASU No. 2018-10, Codification Improvements to Topic 842, Leases, (“ASU 2018-10”), which clarifies certain aspects of the guidance issued in ASU 2016-02; ASU No. 2018-11, Leases (Topic 842): Targeted Improvements, (“ASU 2018-11”), which provides an additional transition method and a practical expedient for separating components of a contract for lessors; and ASU No. 2019-01, Codification Improvements, (“ASU 2019-01”), which provides additional transition disclosures related to ASC Topic 250, Accounting Changes and Error Corrections, (“ASC 250”). ASU 2016-02 modifies existing guidance for off balance sheet treatment of lessees’ operating leases by requiring lessees to recognize lease assets and lease liabilities. Under ASU 2016-02, lessor accounting is largely unchanged. ASU 2018-10 clarifies certain provisions and correct unintended applications of the guidance such as the application of implicit rate, lessee reassessment of lease classification, and certain transition adjustments that should be recognized to earnings rather than to stockholders’ equity. ASU 2018-11 provides an alternative transition method and practical expedient for separating contract components for the adoption of Topic 842. For EGCs, ASU 2018-11, ASU 2018-10, and ASU 2016-02 (collectively, “the new lease standards”) are effective for annual reporting periods beginning January 1, 2020 and interim periods within annual periods beginning January 1, 2021. Early adoption is permitted. The Group is currently evaluating the impacts the standards will have on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments, (“ASU 2016-13”), which introduced an expected credit loss methodology for the impairment of financial assets measured at amortized cost basis. ASU 2016-13 changes the impairment model for most financial assets and certain other instruments. The standard will replace “incurred loss” approach with an “expected loss” model for instruments measured at amortized cost. For available-for-sale debt securities, entities will be required to record allowances rather than reduce the carrying amount, as they do today under the other-than-temporary impairment model. For EGCs, the standard is effective for annual reporting periods beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021. Early adoption is permitted. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, (“ASU 2018-19”). ASU 2018-19 mitigates transition complexity by requiring that for nonpublic business entities the amendments in ASU 2016-13 are effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years and clarifies that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with ASC Topic 842, Leases. Subsequently, in May 2019, the FASB issued ASU 2019-05 - "Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief” (“ASU 2019-05”). The effective date and transition requirements for the amendments in ASU 2018-19 and ASU 2019-05 are the same as the effective dates and transition requirements in ASU 2016-13. The Group is evaluating the impact of adopting these new standards that will have on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement, (‘‘ASU 2018-13’’). ASU 2018-13 modifies the disclosure requirements for fair value measurements by removing, modifying, or adding certain disclosures. The amendments in ASU 2018-13 will be effective for the Group beginning after January 1, 2020 including interim periods within the year. Early adoption is permitted. An entity is permitted to early adopt any removed or modified disclosures upon issuance of ASU No. 2018-13 and delay adoption of the additional disclosures until their effective date. The Group is evaluating the impact of adopting this new standard will have on its consolidated financial statements.